Property and Equipment - Summary of Detailed Information about Property, Plant and Equipment (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	R$ 11,951	R$ 14,294
Ending Balance	R$ 12,591	R$ 11,951
Annual depreciation rate - %	0.00%	0.00%
Furniture and fittings stuffs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	R$ 3,309	R$ 3,976
Ending Balance	R$ 3,555	R$ 3,309
Annual depreciation rate - %	10.00%	10.00%
Improvements in properties of third parties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	R$ 5,636	R$ 7,635
Ending Balance	R$ 5,758	R$ 5,636
Improvements in properties of third parties [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rate - %	10.00%	10.00%
Improvements in properties of third parties [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rate - %	20.00%	20.00%
Computers and peripherals improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	R$ 1,406	R$ 1,056
Ending Balance	R$ 1,506	R$ 1,406
Annual depreciation rate - %	20.00%	20.00%
Equipment And Tools [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	R$ 727	R$ 838
Ending Balance	R$ 981	R$ 727
Annual depreciation rate - %	10.00%	10.00%
Work of arts and others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	R$ 873	R$ 789
Ending Balance	R$ 791	R$ 873
Annual depreciation rate - %	0.00%	0.00%
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	R$ 77,833	R$ 78,344
Acquisitions	4,585	1,099
Assets recognized as a result of SPS acquisition		170
Foreign Exchange variations of property and equipment abroad	(1,847)	(1,780)
Ending Balance	80,571	77,833
Gross carrying amount [member] | Furniture and fittings stuffs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	11,782	11,620
Acquisitions	1,076	143
Assets recognized as a result of SPS acquisition		19
Foreign Exchange variations of property and equipment abroad	0	0
Ending Balance	12,858	11,782
Gross carrying amount [member] | Improvements in properties of third parties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	47,824	49,024
Acquisitions	2,574	183
Assets recognized as a result of SPS acquisition		0
Foreign Exchange variations of property and equipment abroad	(1,435)	(1,383)
Ending Balance	48,963	47,824
Gross carrying amount [member] | Computers and peripherals improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	7,113	6,379
Acquisitions	521	586
Assets recognized as a result of SPS acquisition		148
Foreign Exchange variations of property and equipment abroad	0	0
Ending Balance	7,634	7,113
Gross carrying amount [member] | Equipment And Tools [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	10,241	10,532
Acquisitions	496	103
Assets recognized as a result of SPS acquisition		3
Foreign Exchange variations of property and equipment abroad	(412)	(397)
Ending Balance	10,325	10,241
Gross carrying amount [member] | Work of arts and others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	873	789
Acquisitions	(82)	84
Assets recognized as a result of SPS acquisition		0
Foreign Exchange variations of property and equipment abroad	0	0
Ending Balance	791	873
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(65,882)	(64,050)
Depreciation	(3,927)	(3,578)
Foreign Exchange variations of property and equipment abroad	1,829	1,746
Ending Balance	(67,980)	(65,882)
Accumulated depreciation and amortisation [member] | Furniture and fittings stuffs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(8,473)	(7,644)
Depreciation	(830)	(829)
Foreign Exchange variations of property and equipment abroad		0
Ending Balance	(9,303)	(8,473)
Accumulated depreciation and amortisation [member] | Improvements in properties of third parties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(42,188)	(41,389)
Depreciation	(2,447)	(2,166)
Foreign Exchange variations of property and equipment abroad	1,430	1,367
Ending Balance	(43,205)	(42,188)
Accumulated depreciation and amortisation [member] | Computers and peripherals improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(5,707)	(5,323)
Depreciation	(421)	(384)
Foreign Exchange variations of property and equipment abroad	0	0
Ending Balance	(6,128)	(5,707)
Accumulated depreciation and amortisation [member] | Equipment And Tools [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(9,514)	(9,694)
Depreciation	(229)	(199)
Foreign Exchange variations of property and equipment abroad	399	379
Ending Balance	(9,344)	(9,514)
Accumulated depreciation and amortisation [member] | Work of arts and others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	0	0
Depreciation	0	0
Foreign Exchange variations of property and equipment abroad	0	0
Ending Balance	R$ 0	R$ 0